Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 EUR (€)
Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease option to renew term	1 year
Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease option to renew term	6 years
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	5 years
Vehicles Leases | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	1 year
Vehicles Leases | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	5 years
Other Equipment | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	2 years
Other Equipment | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	10 years
Property Lease | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	1 year
Property Lease | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	10 years
Machinery, Industrial Equipment and Vehicles | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	12 months
Office Equipment | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Operating leases with low value	€ 5,000
First Lease
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property lease term	5 years
Undiscounted liability	€ 2,061,000
Second Lease
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property lease term	3 years
Undiscounted liability	€ 1,022,000